Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total short-term bank loans	$ 4,618,839	$ 4,630,581
Fujian Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	357,495	410,998
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	4,261,344	4,082,584
China Merchants Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loans		$ 136,999